19. Taxes and contributions payable and taxes payable in installments (Details 1) R$ in Millions	Dec. 31, 2017 BRL (R$)
DisclosureOfTaxesPayableInInstallmentsMaturityLineItems [Line Items]
Taxes payable in installments, noncurrent	R$ 566
From 1 to 2 years
DisclosureOfTaxesPayableInInstallmentsMaturityLineItems [Line Items]
Taxes payable in installments, noncurrent	105
From 2 to 3 years
DisclosureOfTaxesPayableInInstallmentsMaturityLineItems [Line Items]
Taxes payable in installments, noncurrent	99
From 3 to 4 years
DisclosureOfTaxesPayableInInstallmentsMaturityLineItems [Line Items]
Taxes payable in installments, noncurrent	99
From 4 to 5 years
DisclosureOfTaxesPayableInInstallmentsMaturityLineItems [Line Items]
Taxes payable in installments, noncurrent	82
After 5 years
DisclosureOfTaxesPayableInInstallmentsMaturityLineItems [Line Items]
Taxes payable in installments, noncurrent	R$ 181